Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Payments [Line Items]
Purchase of shares (in Shares)		4,028
Exercise price per share (in Dollars per share)		$ 0.28
Exercise amount		$ 1,822
Share-based payment expense related to employee stock options	$ 3,798	$ 2,079	$ 956
Stock Option Plans of the Company [Member]
Share Based Payments [Line Items]
Reserved ordinary shares for issuance (in Shares)	2,750,000
Aggregate ordinary shares available for future grants (in Shares)	952,500
Option grant is exercisable		10 years
Expected dividend assumption		$ 0
Total intrinsic value of options exercised		$ 344	61
Stock Option Plans of the Company [Member] | Bottom of range [Member]
Share Based Payments [Line Items]
Options vest		3 years
Stock Option Plans of the Company [Member] | Top of range [Member]
Share Based Payments [Line Items]
Options vest		4 years
Stock Option Plan of Comm-IT Solutions [Member]
Share Based Payments [Line Items]
Options to purchase its shares (in Shares)		4,028
Options have fully vested upon their grant (in Shares)		827
Unrecognized compensation cost related to non-vested options		$ 1,465
Weighted average period		1 year 1 month 6 days
Cost of Share-Based Payment [Member]
Share Based Payments [Line Items]
Share-based payment expense related to employee stock options	$ 3,798	$ 2,079	$ 956